Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Information About Provisions

	Restoration[1]	Employee benefits	Other	Total
	US$m	US$m	US$m	US$m
Year ended 31 December 2025
At 1 January 2025	6,526	654	367	7,547
Adjustment to purchase price allocation[2]	-	-	100	100
Change in provision	254	11	(138)	127
Unwinding of present value discount	283	5	-	288
Disposals[3]	(177)	(1)	(17)	(195)
Carrying amount at 31 December 2025	6,886	669	312	7,867
Current	637	449	126	1,212
Non-current	6,249	220	186	6,655
Net carrying amount	6,886	669	312	7,867
Year ended 31 December 2024
At 1 January 2024	7,154	522	281	7,957
Acquisitions through business combinations and asset acquisitions[2]	16	104	48	168
Change in provision	(936)	28	37	(871)
Unwinding of present value discount	292	-	1	293
Carrying amount at 31 December 2024	6,526	654	367	7,547
Current	753	402	167	1,322
Non-current	5,773	252	200	6,225
Net carrying amount	6,526	654	367	7,547
1.2025 change in provision is due to changes in estimates of $898 million and changes in foreign exchange rates of $233 million offset by provisions used of $823 million and a revision of discount rates of $54 million. Changes in estimates are due to new activities, revisions to cost and removal scope assumptions and rate changes supported by most recent estimates and benchmarks.
2.Refer to Note B.5 for details of business combination.
3.Refer to Note B.8 for details of the disposal of the Greater Angostura asset.